Earnings Per Common Share	12 Months Ended
Dec. 31, 2012
Earnings Per Share [Abstract]
Earnings Per Share [Text Block]
Earnings per Common Share
The following table presents the calculation of basic and diluted earnings per common share.

Year ended December 31, ($ in millions except per share data)	2012	2011	2010
Net income (loss) from continuing operations	$1,370	$(219)	$(334)
Preferred stock dividends — U.S. Department of Treasury	(535)	(534)	(963)
Preferred stock dividends	(267)	(260)	(282)
Impact of preferred stock conversion or amendment (a)	—	32	(616)
Net income (loss) from continuing operations attributable to common shareholders (b)	568	(981)	(2,195)
(Loss) income from discontinued operations, net of tax	(174)	62	1,363
Net income (loss) attributable to common shareholders	$394	$(919)	$(832)
Basic weighted-average common shares outstanding	1,330,970	1,330,970	800,597
Diluted weighted-average common shares outstanding (b)	1,330,970	1,330,970	800,597
Basic earnings per common share
Net income (loss) from continuing operations	$427	$(738)	$(2,742)
(Loss) income from discontinued operations, net of tax	(131)	47	1,703
Net income (loss)	$296	$(691)	$(1,039)
Diluted earnings per common share (b)
Net income (loss) from continuing operations	$427	$(738)	$(2,742)
(Loss) income from discontinued operations, net of tax	(131)	47	1,703
Net income (loss)	$296	$(691)	$(1,039)

(a)	Refer to Note 18 for further detail.

(b)
Due to the antidilutive effect of converting the Fixed Rate Cumulative Mandatorily Convertible Preferred Stock into common shares and the net loss from continuing operations attributable to common shareholders for 2011 and 2010, respectively, net income (loss) from continuing operations attributable to common shareholders and basic weighted-average common shares outstanding were used to calculate basic and diluted earnings per share.

The effects of converting the outstanding Fixed Rate Cumulative Mandatorily Convertible Preferred Stock into common shares are not included in the diluted earnings per share calculation for the years ended December 31, 2012, 2011, and 2010, respectively, as the effects would be antidilutive for those periods. As such, 574 thousand of potential common shares were excluded from the diluted earnings per share calculation for the years ended December 31, 2012 and 2011, respectively, and 987 thousand of potential common shares were excluded from the diluted earnings per share calculation for the year ended December 31, 2010.